INTANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE FIXED ASSETS
Schedule of intangible fixed assets

		Digital		2023
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	96	5,722	873	6,691

Foreign Exchange Movements	16	334	19	369
Disposals	—	(727)	—	(727)
At 31 December 2023	112	5,329	892	6,333

Amortisation and impairment
At 1 January 2023	—	3,809	779	4,588
Foreign exchange movement	—	90	1	91
Fair value movement	—	654	—	654
Amortisation charged during the period	—	—	112	112
At 31 December 2023	—	4,553	892	5,445
Balance At 31 December 2023	112	776	—	888

		Digital		2022
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2022	96	6,394	873	7,364

Foreign Exchange movement	—	(274)	—	(274)
Additions	—	2,084	—	2,084
Disposals	—	(2,482)	—	(2,482)
At 31 December 2022	96	5,722	873	6,691

Amortisation and impairment
At 1 January 2022	—	146	543	689
Foreign exchange movement	—	(1,492)	(31)	(1,521)
Fair Value movement	—	5,155	—	5,155
Amortisation charged during the period	—	—	267	267
At 31 December 2022	—	3,809	779	4,588

Balance At 31 December 2022	96	1,913	94	2,103

Schedule of fair value of crypto assets

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	16,554	135
Ethereum – ETH	4	10
USDC (stable coin – fixed to USD)	31,713	55
Other tokens, NFTs and other digital assets	N/A	576
As at 31 December 2023	—	776

		Fair value
Crypto asset name	Coins / tokens	$’000
Token Deals	N/A	931
Ethereum – ETH	518	626
Polkadot – DOT	32,964	142
Other tokens, NFTs and other digital assets	N/A	214
As at 31 December 2022		1,913